Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table presents net loss per share and related information:

	Six Months Ended June 30,		Years Ended December 31,
	2020	2019	2019	2018	2017
	(Unaudited)
	(in thousands, except for per share data)
Basic and diluted:
Net loss	$(122,448)	$(86,661)	$(210,935)	$(138,139)	$(138,187)
Weighted average shares of common stock outstanding	207,097,047	193,663,150	194,378,154	193,663,150	193,663,150
Basic and diluted net loss per share	$(0.59)	$(0.45)	$(1.09)	$(0.71)	$(0.71)